Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Description of Organization and Business Operations [Abstract]
Description of Organization and Business Operations

Note 1 - Description of Organization and Business Operations

1.1 Organization and Nature of Business

Graphjet Technology (the “Company”, “we,” “us” or “our”) is the owner of the state-of-the-art patented technology for the manufacture of graphene and graphite. The Company is a former blank check company incorporated in the Cayman Islands on August 6, 2021 under the name Energem Corp. (“Energem”) and formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses.

The Company acquired Graphjet Technology Sdn. Bhd. (“Graphjet”), a Malaysian based company that produces graphite, graphene and graphene-based anode battery material. The breakthrough technology transforms a sustainable, abundant and renewable agricultural waste product, palm kernel shells into highly valued artificial graphene and graphite at significantly lower carbon emissions. For research and development in graphite and graphene applications, Graphjet collaborates with National University of Malaysia (UKM) and University Teknikal Malaysia Melaka (UTEM) as Technology Advisor Panel to provide technology advisory for the applications. The Company is a member of Industrial Liaison Program (ILP) of Massachusetts Institute of Technology (MIT).

The Company intends to be a low-cost producer of the highest quality artificial graphite and graphene. Graphjet has a patent on its bio-mass process and production method for graphite and a patent pending for graphene, and it believes it is the only producer currently capable of using biomass to produce graphite and graphene in mass production scale.

Since Graphjet Technology uses a widely available waste product as their source, they are able to produce a higher quality product at a significantly lower cost than other graphite and graphene production methods currently in use worldwide.

To date of this filing, Graphjet has not had any sales of its graphite and graphene products but plans to sample the products to multinational companies within the industry for market acceptance and procurement purposes, intending to replace current high-cost suppliers. Until now, the Company has funded its operations primarily with proceeds through equity investments from its current shareholders. Starting from June 2025, Graphjet has generated some revenues from selling its side products to fund its operations as well.

On August 25, 2025, the Company effected a share capital reorganization of the Company’s outstanding ordinary shares, each Preferred share and Class B ordinary share was reclassified into one ordinary share (the “Share Capital Reorganization”).

On August 25, 2025, the Company effected a share combination of the Company’s outstanding ordinary shares, par value $0.0001 per share, at a ratio of one-for-sixty (the “Share Combination”). The common shares listed on The Nasdaq Capital Market commenced trading on The Nasdaq Capital Market on a post-Share Combination adjusted basis at the open of business on August 25, 2025. As a result of the Share Combination, the number of issued and outstanding ordinary shares immediately prior to Share Combination was reduced such that every sixty shares of common shares held by a shareholder immediately prior to the Share Combination were combined and reclassified into one ordinary share, par value $0.006 per share.

Warrants and equity incentive plan, to purchase the Company’s ordinary shares were also proportionately adjusted in accordance with their terms to reflect the Share Combination.

All ordinary share amounts and per share numbers discussed herein have been retroactively adjusted for the Share Combination.

1.2 Business Combination

On March 14, 2024 (the “Closing date”), Graphjet consummated a merger (the “Merger”) with Energem. Pursuant to the Business Combination Agreement, (i) Energem acquired all of the issued and outstanding Graphjet Pre-Transaction Shares from the Selling Shareholders and Graphjet became a wholly-owned subsidiary of Energem, (ii) Energem changed its name to Graphjet Technology, and (iii) each Selling Shareholder received a number of Energem Ordinary Shares subject to the Consideration Shares formula, which is the number of Energem Ordinary Shares equal to the aggregate Consideration Shares divided by the number of Graphjet Pre-Transaction Shares outstanding immediately prior to the Closing, multiplied by the number of Graphjet Pre-Transaction Shares held by such Selling Shareholder.

The Business Combination (see Note 4) was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Graphjet Technology was treated as the acquired company and Graphjet was treated as the acquirer for financial statement reporting purposes.

Pursuant to ASC 805-40 Reverse Acquisitions, for financial accounting and reporting purposes, Graphjet was deemed the accounting acquirer with Graphjet Technology being treated as the accounting acquiree, and the Merger was accounted for as a reverse recapitalization (the “Reverse Recapitalization”). Accordingly, the audited consolidated financial statements of the Company represent a continuation of the financial statements of Graphjet, with the Merger being treated as the equivalent of Graphjet issuing stock for the net assets of Graphjet Technology, accompanied by a recapitalization. The net assets of Graphjet Technology were stated at historical costs, with no goodwill or other intangible assets recorded, and were consolidated with Graphjet financial statements on the Closing Date. The number of Graphjet ordinary shares for all periods prior to the Closing Date have been retrospectively increased using the exchange ratio that was established in accordance with the Merger Agreement (the “Exchange Ratio”).

1.3 Acquisition of Subsidiary

In April 2024, the Company’s subsidiary, Graphjet acquired 100% equity interest in GTI US Corp, incorporated in Nevada for a consideration of $10,000. As of June 30, 2025, $5,000 consideration was paid and the balance remains as payable. GTI US Corp is still dormant as of June 30, 2025.

Note 1 - Description of Organization and Business Operations

1.1 Organization and Nature of Business

Graphjet Technology (the “Company”, “we,” “us” or “our”) is the owner of the state-of-the-art patented technology for the manufacture of graphene and graphite. The Company is a former blank check company incorporated in the Cayman Islands on August 6, 2021 under the name Energem Corp. (“Energem”) and formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses.

The Company acquired Graphjet Technology Sdn. Bhd. (“Graphjet”), a Malaysian based company that produces graphite, graphene and graphene-based anode battery material. The breakthrough technology transforms a sustainable, abundant and renewable agricultural waste product, palm kernel shells into highly valued artificial graphene and graphite at significantly lower carbon emissions. For research and development in graphite and graphene applications, Graphjet collaborates with National University of Malaysia (UKM) and University Teknikal Malaysia Melaka (UTEM) as Technology Advisor Panel to provide technology advisory for the applications. The Company is a member of Industrial Liaison Program (ILP) of Massachusetts Institute of Technology (MIT).

The Company intends to be a low-cost producer of the highest quality artificial graphite and graphene. Graphjet has a patent on its bio-mass process and production method for graphite and a patent pending for graphene, and it believes it is the only producer currently capable of using biomass to produce graphite and graphene in mass production scale.

Since Graphjet Technology uses a widely available waste product as their source, they are able to produce a higher quality product at a significantly lower cost than other graphite and graphene production methods currently in use worldwide.

To date of this filing, Graphjet has not had any sales of its products but plans to sample its products to multinational companies within the industry for market acceptance and procurement purposes, intending to replace current high-cost suppliers. Until now, the Company has funded its operations primarily with proceeds through equity investments from its current shareholders.

1.2 Business Combination

On March 14, 2024 (the “Closing date”), Graphjet consummated a merger (the “Merger”) with Energem. Pursuant to the Business Combination Agreement, (i) Energem acquired all of the issued and outstanding Graphjet Pre-Transaction Shares from the Selling Shareholders and Graphjet became a wholly-owned subsidiary of Energem, (ii) Energem changed its name to Graphjet Technology, and (iii) each Selling Shareholder received a number of Energem Class A Ordinary Shares subject to the Consideration Shares formula, which is the number of Energem Class A Ordinary Shares equal to the aggregate Consideration Shares divided by the number of Graphjet Pre-Transaction Shares outstanding immediately prior to the Closing, multiplied by the number of Graphjet Pre-Transaction Shares held by such Selling Shareholder.

The Business Combination (see Note 4) was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Graphjet Technology was treated as the acquired company and Graphjet was treated as the acquirer for financial statement reporting purposes.

Pursuant to ASC 805-40 Reverse Acquisitions, for financial accounting and reporting purposes, Graphjet was deemed the accounting acquirer with Graphjet Technology being treated as the accounting acquiree, and the Merger was accounted for as a reverse recapitalization (the “Reverse Recapitalization”). Accordingly, the audited consolidated financial statements of the Company represent a continuation of the financial statements of Graphjet, with the Merger being treated as the equivalent of Graphjet issuing stock for the net assets of Graphjet Technology, accompanied by a recapitalization. The net assets of Graphjet Technology were stated at historical costs, with no goodwill or other intangible assets recorded, and were consolidated with Graphjet financial statements on the Closing Date. The number of Graphjet ordinary shares for all periods prior to the Closing Date have been retrospectively increased using the exchange ratio that was established in accordance with the Merger Agreement (the “Exchange Ratio”).

1.3 Acquisition of Subsidiary

In April 2024, the Company’s subsidiary, Graphjet acquired 100% equity interest in GTI US Corp, incorporated in Nevada for a consideration of $10,000. As of September 30, 2024, $5,000 consideration was paid and the balance remains as payable. GTI US Corp is still dormant as of September 30, 2024.